INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade and other payable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Current
Trade creditors	$ 37,139,351	$ 30,489,072	$ 22,222,872
Taxes	2,163,552	1,475,410	35,391
Consideration payment Semya acquisition	122,950	122,950
Miscellaneous	212,138	320,945	1,591,460
Trade and other payable	57,289,862	40,578,494	27,708,830
Non current
Consideration payment Semya acquisition	452,654	452,654
Trade and other payables	452,654	452,654
Shareholders and other related parties
Current
Trade payable, related party	1,031,710	1,796,932	365,994
Parent company
Current
Trade payable, related party	2,210,308	1,568,036
Joint ventures and associates
Current
Trade payable, related party	$ 14,409,853	$ 4,805,149	$ 3,493,113